Proposed Business Combination - Schedule of Share Exchange Agreements with the Four Korean Domiciled Companies (Details) - EVOLUTION METALS LLC [Member]	3 Months Ended
Mar. 31, 2025 USD ($) shares
NS World, Co., Ltd. (“NSW”) [Member]
Schedule of Share Exchange Agreements with the Four Korean Domiciled Companies [Line Items]
Shares of Target’s common stock (in Shares) | shares	289,055
Exchange Ratio	0.0092%
EM Units	$ 2,659
Value	$ 12,970,000
Handa Lab Co., Ltd. (“Handa”) [Member]
Schedule of Share Exchange Agreements with the Four Korean Domiciled Companies [Line Items]
Shares of Target’s common stock (in Shares) | shares	380,800
Exchange Ratio	0.00404%
EM Units	$ 1,538
Value	$ 7,500,000
KCM Industry Co., Ltd. (“KCM”) [Member]
Schedule of Share Exchange Agreements with the Four Korean Domiciled Companies [Line Items]
Shares of Target’s common stock (in Shares) | shares	21,666
Exchange Ratio	0.13628%
EM Units	$ 2,953
Value	$ 14,400,000
KMMI, Inc.(“KMMI”) [Member]
Schedule of Share Exchange Agreements with the Four Korean Domiciled Companies [Line Items]
Shares of Target’s common stock (in Shares) | shares	22,080
Exchange Ratio	0.40861%
EM Units	$ 9,022
Value	$ 44,000,000